PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of other current assets which are included in the prepaid expenses and other current assets

	As of December 31,
	2017	2018

Receivable from processing agencies (1)	$2,460	$1,386
Prepayment to suppliers	11,880	838
Rental deposits and prepaid rents	211	268
Deferred expense	341	686
Others (2)	804	2,633
Total	$15,696	$5,811
(1)

Receivables from processing agencies represented cash that had been received from customers but held by the processing agencies in the process of reconciliation as of December 31, 2017 and 2018. The receivables were collected by the Group subsequent to the respective year end.

(2)	Others mainly include payments on behalf of small businesses customers for purchasing and staff advances.